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                                 THE GALAXY FUND

                              Galaxy Prime Reserves
                           Galaxy Tax-Exempt Reserves
                           Galaxy Government Reserves
                                  (the "Funds")

                                 Reserve Shares

                        Supplement dated October 20, 2004
            to the Prospectus and Statement of Additional Information
                             dated February 28, 2004

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Merger of Quick & Reilly, Inc./Sale of U.S. Clearing
----------------------------------------------------

     Reserve Shares of the Funds are offered to customers of Quick & Reilly, Inc. ("Quick & Reilly"), an indirect wholly-owned subsidiary of Bank of America Corporation, who maintain a Quick Asset(R) account with Quick & Reilly. U.S. Clearing, a division of Fleet Securities, Inc., is responsible for forwarding orders for the purchase and sale of Reserve Shares of the Funds to Galaxy's distributor and for certain related matters.

     On October 20, 2004, Quick & Reilly was merged into Bank of America Investment Services, Inc., an indirect wholly-owned subsidiary of Bank of America Corporation. On November 1, 2004, U.S. Clearing will be sold to ADP Clearing & Outsourcing Services, Inc. ("ADP"), an affiliate of Automatic Data Processing, Inc. The merger of Quick & Reilly and the sale of U.S. Clearing will not affect the procedures for buying and selling Reserve Shares of the Funds as set forth in the Prospectus and Statement of Additional Information except that, effective immediately, all references to Quick & Reilly shall be deemed references to Bank of America Investment Services, Inc. and, effective November 1, 2004, all references to U.S. Clearing shall be deemed references to ADP.

GALRESRES-QRSUP 10/20/04